UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2004

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: 191,417

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 12/31/2004

		 		   FAIR MKT 	SHARE OR 	 VOTING
NAME OF ISSUER		CUSIP	   VALUE 	PRINCIPAL 	 AUTHORITY
AMERICAN CAPITAL 	024937104  2,501 	75,000 	 	 75,000
EMC CORP/MASS		268648102  206 		13,860 	 	 13,860
LAS VEGAS SANDS CORP	517834107  96 		2,000 		 2,000
MCDATA CORPORATION	580031201  3 	 	510 	 	 510
MCI INC			552691107  571 		28,312 	 	 28,312
NASDAQ-100 INDEX TRAC	631100104  1,597 	40,000 	 	 40,000
NEWTEK BUSINESS SERV	652526104  96 		22,350 	 	 22,350
NORTEL NETWORKS CORP	656568102  35 		10,000 	 	 10,000
NTL INC			62940M104  1,126 	15,428 	 	 15,428
PENNEY J C INC		708160106  154 		3,712 	 	 3,712
SCOTTISH RE GROUP LTD	G7885T104  77,891 	3,007,380 	 3,007,380
SPDR TRUST SERIES 1	78462F103  5,439 	45,000 	 	 45,000
ST PAUL TRAVELERS COS 	792860108  13 	 	341 	 	 341
UNITED GLOBAL COM INC	913247508  1,245 	128,879 	 128,879
ADAPTEC INC CONV SR 	00651FAG3  714 		750,000 	 -
ADVANCED MEDICAL OPT 	00763MAG3  1,088 	1,000,000 	 -
ALLIANT TECHSYS CONV 	018804AH7  1,059 	1,000,000 	 -
ALLIED WASTE CONV SR 	019589AD2  444 		500,000 	 -
AMAZON.COM INC CONV 	023135AF3  2,013 	2,000,000 	 -
AMDOCS LTD CONV NT PT	02342TAD1  475 		500,000 	 -
AMYLIN PHARM CONV SR 	032346AD0  515 		500,000 	 -
APOGENT TECH CONV FRN 	03760AAK7  1,267 	1,000,000 	 -
ARMOR HLDGS CONV STEP	042260AC3  1,136 	1,000,000 	 -
AT&T CORP-LIBERTY MED	530715AN1  472 		500,000 	 -
BEST BUY CONV NT PT 	086516AF8  542 		500,000 	 -
CENTERPOINT ENERGY 	15189TAC1  572 		500,000 	 -
CHIRON CORP CONV SR 	170040AG4  935 		1,000,000 	 -
CMS ENERGY CORP CONV 	125896AW0  1,003 	1,000,000 	 -
COMMSCOPE INC CONV SR 	203372AD9  534 		500,000 	 -
COMPUTER ASSOCIATES 	204912AR0  646 		500,000 	 -
COMVERSE TECH CONV 	205862AL9  735 		500,000 	 -
COOPER CAMERON CONV 	216640AE2  790 		750,000 	 -
DEVON ENERGY CORP SR 	25179MAA1  5,023 	4,572,000 	 -
DEVON ENERGY CORP SR 	25179MAB9  7,992 	7,274,000 	 -
EASTMAN KODAK CONV SR 	277461BE8  626 		500,000 	 -
EL PASO CORP CONV ZER	28336LAC3  1,063 	2,000,000 	 -
ELEC FOR IMAGING CONV 	286082AA0  965 	 	1,000,000 	 -
EMC CORP CONV SR NT	268648AG7  563 	 	500,000 	 -
FAIR ISSAC CONV SR NT 	303250AB0  1,048 	1,000,000 	 -
FAIRMONT HOTELS CONV 	305204AB5  564 	 	500,000 	 -
FLEXTRONICS INTL LTD 	33938EAL1  1,721 	1,500,000 	 -
FLUOR CORP CONV SR NT 	343412AA0  570 	 	500,000 	 -
GATX CORP CONV SR NT 	361448AE3  694 	 	500,000 	 -
GENERAL MOTORS CONV 	370442741  3,011 	3,000,000 	 -
GENERAL MOTORS CONV 	370442733  8,305 	9,000,000 	 -
HEALTH MGMT ASOC CONV 	421933AF9  1,048 	1,000,000 	 -
INTERPUBLIC CONV SR 	460690AT7  328 	 	250,000 	 -
INTL GAME TECH CNV 	459902AL6  764 	 	1,000,000 	 -
IVAX CORP CONV SR NT 	465823AJ1  484 	 	500,000 	 -
JDS UNIPHASE CONV ZER	46612JAB7  1,453 	1,500,000 	 -
KEANE INC CONV SUB NT 	486665AB8  516 	 	500,000 	 -
KERR-MCGEE CORP CONV 	492386AP2  529 	 	500,000 	 -
LIBERTY MEDIA CONV SR 	530715AR2  491 	 	500,000 	 -
LIBERTY MEDIA CONV SR 	530718AF2  1,806 	1,500,000 	 -
LIFEPOINT HOSPITALS 	53219LAE9  2,008 	2,000,000 	 -
LSI LOGIC CORP CONV 	502161AJ1  798 	 	850,000 	 -
LUCENT TECH CONV DEB 	549463AG2  688 	 	500,000 	 -
MEDTRONIC INC CONV PT 	585055AB2  1,011 	1,000,000 	 -
MERCURY INTERACTIVE 	589405AD1  531 	 	500,000 	 -
MICRON TECHNOLOGY 	595112AG8  591 	 	500,000 	 -
NORTEL NETWORKS CORP 	656568AB8  978 	 	1,000,000 	 -
PLACER DOME INC CONV 	725906AK7  307 	 	250,000 	 -
PROVIDIAN FINANCIAL 	74406AAC6  350 	 	250,000 	 -
SERENA SOFTWARE CONV 	817492AB7  1,173 	1,000,000 	 -
SOLECTRON CORP CONV	834182AS6  1,492 	1,700,000 	 -
TEVA PHARM FIN CONV 	88164RAA5  1,019 	1,000,000 	 -
THERMOTREX CORP CONV 	883556AJ1  1,980 	2,000,000 	 -
TRIBUNE CO CONV SUB 	896047305  909 	 	1,000,000 	 -
TYCO INTL CONV SR NT 	902118BF4  3,170 	2,000,000 	 -
UNITED RENTALS CONV 	911365AH7  503 	 	500,000 	 -
UNIVERSAL HEALTH SVCS 	913903AL4  576 	 	1,000,000 	 -
VALEANT PHARM CONV 	91911XAB0  275 	 	250,000 	 -
VALEANT PHARM CONV 	91911XAD6  220 	 	200,000 	 -
WATSON PHARM CONV SR 	942683AC7  1,030 	1,000,000 	 -
WELLS FARGO CONV FR 	949746FA4  19,886 	20,000,000 	 -
WYETH CONV SR FRN PT 	983024AD2  1,025 	1,000,000 	 -
YELLOW ROADWAY CORP 	985509AQ1  746 	 	500,000 	 -
FORD MOTOR CO CAP TR 	345395206  2,640 	50,000 	 	 -
GENERAL MOTORS CONV 	370442717  533 	 	20,000 	 	 -
INTERPUBLIC GROUP CO	460690308  490 	 	10,000 	 	 -
SCHERING-PLOUGH CORP 	806605606  281 	 	5,000 	 	 -
XEROX CORP CONV PFD 	984121509  739 	 	5,000 	 	 -